Impairment of Loans Receivable and Gain on Debt Extinguishment - Schedule of Impairment of Loans Receivable and Gain on Debt Extinguishment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment of Loans Receivable and Gain on Debt Extinguishment [Abstract]
Impairment of loans receivable		$ 16,487
Gain on debt extinguishment and conversion	(6,525)
Net	$ (6,525)	$ 16,487